Consolidated Statements of Changes in Shareholder's Equity - EUR (€)	Total	Share capital [Member]	Share premium [Member]	Reserve [Member]	Profit (loss) [Member]
Beginning balance at Dec. 31, 2014	€ 115,445,000	€ 1,916,100	€ 163,876,800	€ (26,336,000)	€ (24,012,000)
Balance as of January 1, 2015 at Dec. 31, 2014		19,160,661
Net (loss)	(44,674,000)				(44,674,000)
Foreign exchange translation	(90,000)			(90,000)
Profit (loss) directly recognized in shareholders' equity	166,000			166,000
Total comprehensive (loss)	(44,598,000)			76,000	(44,674,000)
Allocation of prior (loss)				(24,012,000)	24,012,000
Increase in capital	240,396,000	€ 504,000	239,892,000
Increase in capital, shares		5,044,468
Treasury shares	273,000			273,000
Issue of share warrants	142,000		142,000
Share-based payments	10,419,000			10,419,000
Ending balance at Dec. 31, 2015	322,076,000	€ 2,420,500	403,910,400	(39,580,000)	(44,674,000)
Balance as of December 31, 2015 at Dec. 31, 2015		24,205,129
Net (loss)	(114,531,000)				(114,531,000)
Foreign exchange translation	(743,000)			(743,000)
Profit (loss) directly recognized in shareholders' equity	(249,000)			(249,000)
Total comprehensive (loss)	(115,523,000)			(992,000)	(114,531,000)
Allocation of prior (loss)				(44,674,000)	44,674,000
Increase in capital	1,439,000	€ 44,000	1,395,000
Increase in capital, shares		443,699
Treasury shares	(74,000)			(74,000)
Issue of share warrants	577,000		577,000
Share-based payments	34,353,000			34,353,000
Ending balance at Dec. 31, 2016	242,849,000	€ 2,464,900	405,882,500	(50,968,000)	(114,531,000)
Balance as of December 31, 2015 at Dec. 31, 2016		24,648,828
Net (loss)	(147,693,000)				(147,693,000)
Foreign exchange translation	3,280,000			3,280,000
Profit (loss) directly recognized in shareholders' equity	(177,000)			(177,000)
Total comprehensive (loss)	(144,590,000)			3,103,000	(147,693,000)
Allocation of prior (loss)				(114,531,000)	114,531,000
Increase in capital	571,000	€ 34,000	536,000
Increase in capital, shares		341,994
Treasury shares	23,000			23,000
Issue of share warrants	290,000		290,000
Share-based payments	30,781,000			30,781,000
Ending balance at Dec. 31, 2017	€ 129,923,000	€ 2,499,100	€ 406,709,300	€ (131,592,000)	€ (147,693,000)
Balance as of December 31, 2015 at Dec. 31, 2017	24,990,822	24,990,822